RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
24.	RESTRICTED NET ASSETS

The Group's restricted net assets include the paid-in-capital and statutory reserves of the Group's PRC subsidiaries and paid-in-capital of its VIE and VIE's subsidiaries. Relevant PRC statutory laws and regulations restrict the payments of dividends by the Group's PRC subsidiaries and VIE from their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, general reserve (see Note 23) requiring annual appropriations of 10% of after-tax profit and development fund (see Note 23) requiring annual appropriations of 25% of after-tax profit should be set aside prior to the payment of dividends.

As a result of these PRC laws and regulations, the Group's PRC subsidiaries, VIE and VIE's subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group. As of December 31, 2010, and 2011, the amounts of restricted net assets were RMB395,656 and RMB402,699, respectively.